Exhibit 99.1

World Omni Auto Receivables Trust 2014-A
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	343,423,808.45	22,297
Yield Supplement Overcollateralization Amount at 02/29/16	5,634,940.32	0
Receivables Balance at 02/29/16	349,058,748.77	22,297
Principal Payments	15,618,886.05	524
Defaulted Receivables	741,141.25	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	5,247,354.63	0
Pool Balance at 03/31/16	327,451,366.84	21,734

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	37.44%

Prepayment ABS Speed	1.46%

Overcollateralization Target Amount	14,735,311.51
Actual Overcollateralization	14,735,311.51

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	41.75

Delinquent Receivables:
Past Due 31-60 days	4,507,987.38	265
Past Due 61-90 days	1,049,927.82	61
Past Due 91-120 days	246,061.87	18
Past Due 121 + days	0.00	0
Total	5,803,977.07	344

Total 31+ Delinquent as % Ending Pool Balance	1.77%

Recoveries	375,506.99

Aggregate Net Losses/(Gains) - March 2016	365,634.26

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.26%
Prior Period Net Loss Ratio	0.88%
Second Prior Period Net Loss Ratio	1.22%
Third Prior Period Net Loss Ratio	1.42%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.11%

Flow of Funds	$ Amount

Collections	17,011,372.54
Advances	(697.22)
Investment Earnings on Cash Accounts	4,042.17
Servicing Fee	(290,882.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,723,835.20

Distributions of Available Funds
(1) Class A Interest	293,275.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	518,370.23
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,735,311.51
(7) Distribution to Certificateholders	1,150,162.83
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,723,835.20

Servicing Fee	290,882.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 03/15/16	327,969,737.07
Principal Paid	15,253,681.74
Note Balance @ 04/15/16	312,716,055.33

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-3
Note Balance @ 03/15/16	207,819,737.07
Principal Paid	15,253,681.74
Note Balance @ 04/15/16	192,566,055.33
Note Factor @ 04/15/16	74.9284262%

Class A-4
Note Balance @ 03/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	102,340,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	17,810,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	319,990.63
Total Principal Paid	15,253,681.74
Total Paid	15,573,672.37

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	162,792.13
Principal Paid	15,253,681.74
Total Paid to A-3 Holders	15,416,473.87

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3768364
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9634714
Total Distribution Amount	18.3403078

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6334324
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.3528472
Total A-3 Distribution Amount	59.9862796

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	33.98
Noteholders' Principal Distributable Amount	966.02

Account Balances	$ Amount

Advances
Balance as of 02/29/16	47,695.28
Balance as of 03/31/16	46,998.06
Change	(697.22)

Reserve Account
Balance as of 03/15/16	2,171,744.40
Investment Earnings	461.28
Investment Earnings Paid	(461.28)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40